Northern Lights Fund Trust III

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Developed Fund

Swan Defined Risk U.S. Small Cap Fund

Swan Defined Risk Growth Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 18, 2019, (SEC Accession 0001580642-19-005192).